Schedule of Lease Cost (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfLeaseCostLineItems [Line Items]
Operating lease cost	$ 176	$ 176	$ 702	$ 702
Variable lease cost	58	13	134	228
Total lease cost	$ 234	$ 189	$ 836	$ 930